Long-Term Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt

8. Long-Term Debt

Long-term debt consists of the following credit facilities, sale and lease back agreements and unsecured Bonds:

		As of December 31, 2021	As of December 31, 2020	Margin
	Credit facilities
(i)	Issued in September 2017 maturing in October 2023 (the “2017 credit facility”)	$106,047	$122,324	3.25%
(ii)	Issued in January 2020 maturing in January 2025 (the “2020 credit facility”)	32,480	35,920	2.55%
(iii)	Issued in January 2021 maturing in February 2026 (the “CMTC Seller’s Credit”)	6,000	—	5.00%
(iv)	Issued in August 2021 maturing in September 2022 (the “CGC Seller’s Credit”)	5,000	—	—
(v)	Issued in August 2021 maturing in September 2022 (the “CGC Seller’s Credit”)	5,000	—	—
(vi)	Assumed in December 2021 maturing in December 2027 (the “2021 credit facility”)	120,566	—	2.50%
	Sale and lease back agreements
(vii)	Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”)	32,900	36,100	2.55%
(viii)	Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”)	32,900	36,100	2.55%
(ix)	Issued in May 2020 maturing in May 2027 (the “ICBCFL”)	45,660	49,324	2.60%
(x)	Issued in May 2020 fully repaid in May 2021 (the “ICBCFL”)	—	50,570	2.60%
(xi)	Issued in May 2020 fully repaid in December 2021 (the “ICBCFL”)	—	49,324	2.60%
(xii)	Issued in January 2021 maturing in February 2026 (the “2021 CMBFL- Panamax”)	9,184	—	2.85%
(xiii)	Issued in January 2021 maturing in February 2026 (the “2021 CMBFL-Panamax”)	9,184	—	2.85%
(xiv)	Issued in January 2021 maturing in February 2026 (the “2021 CMBFL- Panamax”)	9,184	—	2.85%
(xv)	Assumed in September 2021 maturing in October 2027 (the “2021 Bocomm”)	144,744	—	2.70%
(xvi)	Assumed in September 2021 maturing in May 2028 (the “2021 Bocomm”)	151,299	—	2.70%
(xvii)	Assumed in November 2021 maturing in August 2028 (the “2021 CMBFL-LNG/C”)	146,315	—	2.55%
(xviii)	Assumed in November 2021 maturing in September 2028 (the “2021 CMBFL-LNG/C”)	147,493	—	2.55%
(xix)	Assumed in November 2021 maturing in July 2036 (the “2021 Shin Doun”)	142,609	—	*
	Unsecured Bonds
(xx)	Issued in October 2021 maturing in October 2026	170,862	—	2.65%

	Total long-term debt	1,317,427	379,662
	Less: Deferred loan and financing arrangements issuance costs	8,453	5,338
	Total long-term debt, net	1,308,974	374,324
	Less: Current portion of long-term debt	100,144	37,210
	Add: Current portion of deferred loan and financing arrangements issuance costs	2,265	1,400
	Long-term debt, net	$1,211,095	$338,514

*	-It is being repaid at the rate of $31 per day including interest.

8. Long-Term Debt – Continued

Changes in the credit facilities for the years 2021 and 2020 are as follows:

•	For the year 2021

“2021 credit facility” (vi)

On December 16, 2021, upon the completion of the acquisition of the LNG/C Aristidis I (Note 6) the Partnership assumed the outstanding balance of $123,001, of the credit facility that the company owning the vessel had entered into with ING Bank N.V., London Branch (“2021 credit facility”). The loan agreement for the LNG/C Aristidis I has a remaining duration, from the date of the vessel’s acquisition from the Partnership, of six years.

“2021 Shin Doun”(xix)

On November 29, 2021, upon the completion of the acquisition of the LNG/C Adamastos (Note 6) the Partnership assumed the outstanding balance of $143,103, of the sale and leaseback agreement that the company owning the vessel had entered into with a subsidiary of Shin Doun Kisen Co., Ltd. (“Shin Doun”). The lease agreement for the LNG/C Adamastos has a remaining duration, from the date of the vessel’s acquisition from the Partnership, of 14.7 years.

“2021 CMBFL-LNG/C”(xvii),(xviii)

On November 18, 2021, upon the completion of the acquisition of the LNG/C Attalos and the LNG/C Asklipios (Note 6) the Partnership assumed the outstanding balances of $146,315 and $149,570, respectively, of the two separate sale and leaseback agreements that the companies owning the vessels had entered into with two subsidiaries of CMB Financial Leasing Co., Ltd (“CMBFL”). The lease agreements for the LNG/C Attalos and the LNG/C Asklipios have remaining durations, from the date of the vessels’ acquisition from the Partnership of 6.7 and 6.9 years respectively.

“2021 Bocomm”(xv),(xvi) and “CGC Seller’s Credit”(iv),(v)

On September 3, 2021, upon the completion of the acquisition of the LNG/C Aristos I and the LNG/C Aristarchos (Note 6) the Partnership assumed the outstanding balances of $148,920 and $155,435, respectively, of the two separate sale and leaseback agreements that the companies owning the vessels had entered into with two subsidiaries of Bank of Communications Financial Leasing Co., Ltd (“Bocomm”). The lease agreements for the LNG/C Aristos I and the LNG/C Aristarchos have a remaining duration from the date of the vessel’s acquisition from the Partnership of 6.1 and 6.7 years respectively. Furthermore, on August 31, 2021 the Partnership entered into two CGC Seller’s Credits (iv) and (v) to defer $5,000 of the purchase price for each vessel (Notes 5, 6). The CGC Seller’s Credits bear no interest and are payable within one year from the vessel’s delivery date.

“2021 CMBFL- Panamax”(xii), (xiii),(xiv) and “CMTC Seller’s Credit”(iii)

On January 22, 2021, the Partnership entered into three separate sale and lease back agreements with CMBFL for up to $10,010 each in order to partially finance the acquisition of the share of the companies owning the vessels M/V Long Beach Express, M/V Seattle Express and M/V Fos Express (Note 6). Each lease agreement has a duration of five years. Furthermore, on January 27, 2021 the Partnership entered into a Seller’s Credit with CMTC (iii) to defer $6,000 of the purchase price for up to five years from the delivery of the vessels (Notes 5, 6).

“Unsecured Bonds” (xx)

On October 20, 2021 the Partnership, through its wholly subsidiary, CPLP PLC (the “Issuer”), issued unsecured Bonds on the Athens Stock Exchange of an amount of €150,000,000 or $170,862 (translated as of December 31, 2021). The Bonds are guaranteed by the Partnership and have a five year duration and pay a fixed coupon of 2.65%, payable semi-annually. The settlement occurred on October 22, 2021 and the proceeds were used to partially finance the acquisition of the shares of the companies owning the LNG/C Attalos, the LNG/C Asklipios and the LNG/C Adamastos. The Bonds contain requirements such as that the ratio of EBITDA to net interest expenses be no less than 2:1, a restricted cash requirement and that the ratio of net total indebtedness to the total assets of the Partnership adjusted for the market value of the fleet not exceed 0.75:1. In addition, the Bonds require that:

•	we maintain a pledged (DSRA) with a minimum balance €100,000;
•	we deposit to the DSRA 50% of any cash disbursements to unitholders (e.g., dividends) exceeding $20,000 per annum, capped at 1/3 of the par value of the Bonds outstanding at the time; and
•	if our MVAN falls below $300,000 then to deposit to the DSRA the difference between the MVAN and the $300,000 (capped to 1/3 of the par value of the Bonds outstanding).

8. Long-Term Debt – Continued

•	For the year 2020

“ICBCFL” (ix),(x),(xi)

On May 27, 2020 the Partnership drew down the total amount of $155,350 pursuant to three separate agreements entered into in May 2020 with ICBC Financial Leasing Co., Ltd. (“ICBCFL”), for the sale and lease back of three vessels previously under the 2017 credit facility (the “Re-financing”), namely the M/V Akadimos, the M/V Adonis and the M/V CMA CGM Magdalena, and fully repaid the then outstanding balance relating to these three vessels under the 2017 credit facility amounting to $116,515. The leases have a duration of seven years. Following the sale of the M/V CMA CGM Magdalena and the M/V Adonis, in May and December 2021, respectively, the Partnership fully repaid the amount of $96,205 related to the two of the three ICBCFL.

“2020 CMBFL”(vii),(viii)

On January 20, 2020, the Partnership entered into two separate agreements for the sale and lease back of the vessels M/V Athos and M/V Aristomenis (Note 6) with CMBFL for up to $38,500 each and have a duration of five years. The full amounts were drawn down on January 23, 2020.

“2020 credit facility” (ii)

On January 17, 2020 the Partnership entered into a new term loan facility of up to $38,500, for the purpose of partially financing the acquisition of the shares of the company owning the M/V Athenian (Note 6). The full amount of the facility was drawn on January 22, 2020 and has a duration of five years.

All the Partnership’s sale and leaseback agreements were classified as financing arrangements since the existence of various purchase options retained by the Partnership commencing from the first-year anniversary and including either an obligation or an option to acquire each vessel at expiration at a predetermined price, precludes the transfer of control over the vessels.

During the years ended December 31, 2021 and 2020 the Partnership repaid the amount of $49,266 and $37,058, respectively, in line with the amortization schedule of its credit facilities and financing arrangements.

The Partnership’s credit facilities and sale and lease back agreements contain customary ship finance covenants, including restrictions on changes in management and ownership of the mortgaged vessels, the incurrence of additional indebtedness and the mortgaging of vessels and requirements such as that the ratio of EBITDA to net interest expenses be no less than 2:1, a minimum cash requirement of $500 per vessel, that the ratio of net total indebtedness to the total assets of the Partnership adjusted for the market value of the fleet not exceed 0.75:1. The Partnership’s credit facilities and financing arrangements also contain a collateral maintenance requirement under which the aggregate fair market value of the collateral vessels should not be less than 125% of the outstanding amounts under the 2017 credit facility, the ICBCFL and the 2020 credit facility, 120% of the outstanding amount under the 2020 CMBFL, 2021 CMBFL-Panamax and 2021 credit facility, 110% of the outstanding amount under the 2021 CMBFL-LNG/C and 111% of the outstanding amount under the 2021 Bocomm. Also, the vessel-owning companies may pay dividends or make distributions only when no event of default has occurred and the payment of such dividend or distribution has not resulted in a breach of any of the financial covenants. As of December 31, 2021, and 2020 the Partnership was in compliance with all financial covenants.

The credit facilities and financing arrangements include a general assignment of the earnings, insurances and requisition compensation of the respective collateral vessel or vessels. They also require additional security, such as pledge and charge on current accounts and mortgage interest insurance.

As of December 31, 2021, there were no undrawn amounts under the Partnership’s credit facilities and financing arrangements.

For the years ended December 31, 2021, 2020 and 2019, the Partnership recorded interest expense from continuing operations of $16,586, $13,761 and $15,836 respectively, which is included in “Interest expense and finance cost” in the consolidated statements of comprehensive income / (loss). For the years ended December 31, 2021, 2020 and 2019 the weighted average interest on the Partnership’s long-term debt was 2.9%, 3.6% and 5.7% respectively.

8. Long-Term Debt – Continued

The required annual payments to be made subsequently to December 31, 2021 are as follows:

For the year ending December 31,	Amount
2022	$100,144
2023	163,328
2024	66,217
2025	124,001
2026	243,402
Thereafter	620,335
Total	$1,317,427